RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2020
Note 4 - RECENT ACCOUNTING PRONOUNCEMENTS

Application of new and revised accounting standards:

IFRS 3 - Definition of a Business

In October 2018, the IASB issued amendments to IFRS 3 - Definition of a Business which:

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Clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	Narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;
•	Add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;
•	Remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; and
•	Add an option concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020, and to asset acquisitions that occurred on or after the beginning of that period. The Company adopted IFRS 3 with no material impact on the financial statements.